Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	TCCC franchise intangible	Brands	Software	Customer relationships	Non-TCCC franchise intangible	Assets under construction	Total intangibles	Goodwill
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2022	11,874	39	621	195	148	69	12,946	4,600
Additions	—	—	64	—	—	92	156	—
Disposals	—	—	(27)	—	—	—	(27)	—
Transfers and reclassifications	—	—	63	—	—	(65)	(2)	—
Currency translation adjustments	(116)	(7)	(1)	(1)	(6)	(2)	(133)	(86)
As at 31 December 2023	11,758	32	720	194	142	94	12,940	4,514
Acquisition of CCBPI	440	—	—	38	—	—	478	276
Additions	—	—	74	—	—	124	198	—
Disposals	—	(10)	(35)	—	—	—	(45)	—
Transfers and reclassifications	—	—	45	—	—	(50)	(5)	—
Currency translation adjustments	(51)	—	2	(2)	(4)	4	(51)	(73)
As at 31 December 2024	12,147	22	806	230	138	172	13,515	4,717
Accumulated amortisation and impairment:
As at 31 December 2022	—	(7)	(360)	(61)	(13)	—	(441)	—
Amortisation expense	—	—	(94)	(10)	(35)	—	(139)	—
Disposals	—	—	27	—	—	—	27	—
Currency translation adjustments	—	7	1	—	—	—	8	—
As at 31 December 2023	—	—	(426)	(71)	(48)	—	(545)	—
Amortisation expense	—	—	(107)	(12)	(63)	—	(182)	—
Disposals	—	10	35	—	—	—	45	—
Impairment	(67)	(10)	(4)	—	—	(2)	(83)	(30)
Currency translation adjustments	—	—	(5)	1	3	—	(1)	—
As at 31 December 2024	(67)	—	(507)	(82)	(108)	(2)	(766)	(30)
Net book value:
As at 31 December 2022	11,874	32	261	134	135	69	12,505	4,600
As at 31 December 2023	11,758	32	294	123	94	94	12,395	4,514
As at 31 December 2024	12,080	22	299	148	30	170	12,749	4,687

Disclosure of information for cash-generating units
The following table identifies the carrying value of goodwill and indefinite lived intangible assets attributable to each significant CGU of the Group. In addition to the significant CGUs of the Group, as at 31 December 2024, the Group had other CGUs with total indefinite lived intangible assets of €1,222 million
(2023: €1,349 million) and goodwill of €260 million (2023: €370 million).

	Year ended 31 December
	2024		2023
Cash generating unit	Indefinite lived intangible assets	Goodwill	Indefinite lived intangible assets	Goodwill
	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,289	1,275
Australia	2,510	1,412	2,596	1,397
Great Britain	1,760	198	1,680	200
Germany	1,060	748	1,060	748
Pacific(A)	821	518	816	524
Philippines	440	276	—	—
A.Pacific refers to New Zealand and Pacific Islands.
The recoverable amount of each CGU was determined through a value in use calculation, which uses cash flow projections for a five year period. These projections reflect the impact of climate change on our business, over the medium to long term, as well as the mitigating actions and strategies we are undertaking to support our commitment to reach Net Zero by 2040. The key assumptions used in projecting these cash flows were as follows:
•Growth rate and operating margins: Cash flows were projected based on the Group’s strategic business plan. Cash flows for the terminal year and beyond were projected using an inflation-based long-term terminal growth rate between 2.0% and 4.5%.
•Discount rate: A weighted average cost of capital was applied specific to each CGU as a hurdle rate to discount cash flows. The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The following table summarises the pre-tax discount rate attributable to each significant CGU.

	2024	2023
	Pre-tax discount rate	Pre-tax discount rate
Cash generating unit	%	%
Iberia	9.3	9.3
Australia	11.3	11.1
Great Britain	9.3	9.8
Germany	10.1	10.1
Pacific(A)	11.3	11.2
Philippines	13.9	—
A.Pacific refers to New Zealand and Pacific Islands.
The following table sets out key assumptions used in the impairment assessment of the Indonesia CGU:

	2024	2023
	%	%
Pre-tax discount rate	13.5	12.2
Terminal growth rate	2.5	1.6